SUPPLEMENT DATED JANUARY 19, 2022 To THE:
Invesco Exchange-traded Fund Trust ii
Prospectuses and statement of additional information dated february 26, 2021,
As previously supplemented, of:
Invesco China Technology ETF (CQQQ)
Invesco DWA Developed Markets Momentum ETF (PIZ)
Invesco DWA Emerging Markets Momentum ETF (PIE)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Invesco FTSE RAFI Emerging Markets ETF (PXH)
Invesco Global Clean Energy ETF (PBD)
Invesco Global Short Term High Yield Bond ETF (PGHY)
Invesco Global Water ETF (PIO)
Invesco International BuyBack Achievers™ ETF (IPKW)
Invesco International Corporate Bond ETF (PICB)
Invesco MSCI Global Timber ETF (CUT)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
Invesco S&P Global Water Index ETF (CGW)
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Invesco S&P International Developed Low Volatility ETF (IDLV)
Invesco S&P International Developed Momentum ETF (IDMO)
Invesco S&P International Developed Quality ETF (IDHQ)
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 19, 2021,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco MSCI Green Building ETF (GBLD)
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2021,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 20, 2021,
AS REVISED NOVEMBER 3, 2021, OF:
Invesco ESG NASDAQ 100 ETF (QQMG)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 10, 2021 OF:
Invesco ESG S&P 500 Equal Weight ETF (RSPE)

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
INVESCO INDIA EXCHANGE-TRADED FUND TRUST
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 26, 2021 OF:
Invesco India ETF (PIN)
(each, a “Fund,” and collectively, the “Funds”)
Effective immediately, the Funds’ Prospectuses and Statements of Additional Information are revised as noted below.
•
In each Fund’s Prospectus, the first paragraph in the section titled “Other Information” is deleted.
•
In each Fund’s Statement of Additional Information, the subsection titled “Other Investment Companies” in the section titled “Investment Strategies and Risks – Investment Risks” is deleted and replaced with the following:
Other Investment Companies. Unless otherwise indicated in this SAI or in a Fund’s prospectus, a Fund may purchase shares of other investment companies, including exchange-traded funds (“ETFs”), non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges. When a Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
A Fund’s investment in the securities of other investment companies is subject to the applicable provisions of the 1940 Act and the rules thereunder. Specifically, Section 12(d)(1) of the 1940 Act contains various limitations on the ability of a registered investment company (an “acquiring fund”) to acquire shares of another registered investment company (an “acquired fund”). Under these limits, an acquiring fund generally cannot (i) purchase more than 3% of the total outstanding voting stock of an acquired fund; (ii) invest more than 5% of its total assets in securities issued by an acquired company; and (iii) invest more than 10% of its total assets in securities issued by other investment companies. Likewise, an acquired fund, as well as its principal underwriter or any broker or dealer registered under the Securities Exchange Act of 1934, cannot knowingly sell more than 3% of the total outstanding voting stock of the acquired fund to an acquiring fund, or more than 10% of the total outstanding voting stock of the acquired fund to acquiring funds generally.
In October 2020, the SEC adopted Rule 12d1-4 under the 1940 Act to create a regulatory framework for funds’ investments in other funds. Rule 12d1-4 allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.
In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by a Fund in investment companies that are money market funds, including money market funds that have the Adviser or an affiliate of the Adviser as an investment adviser.
Please Retain This Supplement For Future Reference.
TRUST II-SIFT-PIN-PROSAI-SUP 011922